8. Accounts Payable and Accrued Liabilities Disclosure	12 Months Ended
Jun. 30, 2024
Notes
8. Accounts Payable and Accrued Liabilities Disclosure

8. Accounts Payable and Accrued Liabilities

	June 30, 2024	June 30, 2023	June 30, 2022
	$	$	$
Trade payables	470,172	722,376	568,065
Accrued liabilities	219,772	301,758	614,384
	689,944	1,024,134	1,182,449

Accounts payable of the Company are principally comprised of amounts outstanding for trade purchases incurred in the normal course of business.